Retained earnings (Tables)	12 Months Ended
Sep. 30, 2021
Retained earnings
Summary of retained earnings

	2021	2020	2019
	$	$	$
At 1 October	(485,494)	82,825	(954,740)
Profit/(Loss) for the year	(271,729,101)	(568,319)	1,037,565
Dividends paid	—	—	—
At 30 September	(272,214,595)	(485,494)	82,825